Others - Financial instruments - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Financial instruments
Foreign exchange losses	$ 337	$ 215
Level 1and 2
Financial instruments
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0		$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0		0
Level 3
Financial instruments
Transfers into level 3	0		0
Transfers out of level 3	0		0
Liquidity risk
Financial instruments
Money market position	$ 156,584		$ 151,847